DEBT - Future Minimum Payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 1,166,667
2024	1,400,000	$ 1,166,667
2025	933,333	1,400,000
2025		933,333
Total	3,500,000	3,500,000
Less debt issuance cost	(74,336)	(77,384)
Long-term debt, net	3,425,664	$ 3,422,616
Term Loan
Debt Instrument [Line Items]
Total	$ 3,500,000